SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 1	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The consolidated financial statements include the accounts of Commercial Bancshares, Inc. (the “Corporation”) and its wholly owned subsidiaries, Commercial Financial and Insurance Agency, LTD (“Commercial Financial”) and The Commercial Savings Bank (the “Bank”). The Bank also owns a 49.9% interest in Beck Title Agency, Ltd., which is accounted for using the equity method of accounting. All significant inter-company balances and transactions have been eliminated in consolidation.

Nature of Operations: Commercial Bancshares, Inc. is a financial holding corporation whose banking subsidiary, The Commercial Savings Bank, is engaged in the business of commercial and retail banking, with operations conducted through its main office and branches located in Upper Sandusky, Ohio and neighboring communities in Wyandot, Marion and Hancock counties. These market areas provide the source of substantially all of the Corporation’s deposit and loan activities. The Corporation’s primary deposit products are checking, savings and term certificate accounts, and its primary lending products are residential mortgage, commercial and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Other financial instruments that potentially represent concentrations of credit risk include deposit accounts in other financial institutions and federal funds sold.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States inherently involves the use of estimates and assumptions that affect the amounts reported in the financial statements and the related disclosures. The most significant of these estimates relate to the determination of the allowance for loan losses, income taxes and the fair value of financial instruments. Due to potential changes in conditions, it is at least reasonably possible that change in estimates will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s financial statements.

Cash and Cash Equivalents: Cash and cash equivalents include cash, interest-bearing and noninterest-bearing demand deposits with banks, and federal funds sold.

Investment Securities: Securities are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported separately in shareholders’ equity, net of tax. Interest income includes net amortization of purchase premiums and discounts. Realized gains and losses on sales are determined using the amortized cost of the specific security sold. Securities are written down to fair value when a decline in fair value is considered other-than-temporary. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Receivable: Loans are reported at the principal balance outstanding, net of deferred loan fees and costs, allowance for loan losses, and charge-offs. Interest income is reported on the accrual method and includes amortization of net deferred loan fees and costs over the loan term. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired or payments are past due over 90 days. When a loan is placed on nonaccrual status, all unpaid interest is reversed from interest income. Payments received on such loans are reported as principal reductions until qualifying for return to accrual status. Accrual is resumed when all contractually due payments are brought current and future payments are reasonably assured.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance, increased by the provision for loan losses and decreased by charge-offs, minus recoveries. Management estimates the allowance balance required based on past loan loss experience, known and inherent risks in the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard, or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

A loan is considered impaired when management believes full collection of principal and interest under the loan terms is not probable. Often this is associated with a significant delay or shortfall in payments. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation expense is calculated using the straight-line method based on the estimated useful lives of the assets. Buildings and related components are depreciated using useful lives ranging from 5 to 39 years. Furniture, fixtures and equipment are depreciated using useful lives of 3 to 10 years. These assets are reviewed for impairment when events indicate the carrying amount may not be recoverable.

Other Real Estate: Real estate acquired through foreclosure is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell. Upon repossession, the value of the underlying loan is written down to the fair value of the real estate less estimated costs to sell by a charge to the allowance for loan losses, if necessary. Any subsequent write-downs are charged to operating expenses. Operating expenses of such properties, net of related income, and gains and losses on their disposition are included in other expense.

Income Taxes: Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Long-Term Assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at discounted amounts.

Benefit Plans: Profit-sharing and 401(k) plan contributions are determined by a formula based on employee deferrals with additional contributions at the discretion of the Board of Directors.

Directors and executive officers of the Corporation are permitted to defer compensation paid for service to the Corporation under the Corporation’s Deferred Compensation Plan. Deferred compensation costs are expensed over the individual’s service period. Shares of the Corporation’s common stock that are held in trust for the benefit of deferred compensation plan participants may be available to the Corporation’s creditors in certain circumstances. Such shares acquired by the trustee are reported as a reduction to shareholders’ equity, with a corresponding increase to common stock. In addition to the Corporation’s stock, cash is also held in trust for the benefit of deferred compensation plan participants.

Stock Compensation: The Corporation recognizes expense for stock-based compensation using the fair value method of accounting. The Corporation uses an option pricing model to estimate the grant date present value of stock options granted. The fair value of the restricted stock awards is the closing market price of the Corporation’s stock on the date of grant. Compensation is then recognized over the service period, which is usually the vesting period.

Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer-financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Fair Values of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed separately. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates. The fair value estimates of existing on-and-off balance sheet financial instruments does not include the value of anticipated future business or the values of assets and liabilities not considered financial instruments.

Comprehensive Income: Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income. The only item in accumulated other comprehensive income is net unrealized gains and losses on available for sale securities, reported net of tax.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters that will have a material effect on the financial statements.

Earnings Per Share: Basic earnings per share (“EPS”), is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Industry Segments: While the Corporation’s chief decision makers monitor the revenue streams of various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable segment.

Recent Accounting Pronouncements: In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income.” This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for fiscal years and interim periods with those years beginning after December 15, 2011. The implementation of this standard will only change the presentation of comprehensive income and will not have an impact on the Corporation’s financial position or results of operations. In December 2011, the FASB issued ASU 2011-12. This standard defers the requirements to present reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements.

In May 2011, the FASB issued ASU 2011-04 Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which presents common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is not expected to have an impact on the Corporation’s financial condition or results of operations.

ASC Topic 310: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. On April 5, 2011, the FASB issued a final standard to assist creditors in determining whether a modification of the terms of a receivable meets the definition of a troubled debt restructuring (TDR). The final standard, Accounting Standards Update (ASU) No. 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” was issued as a result of stakeholders questioning whether additional guidance or clarification was needed to assist creditors with determining whether a modification is a TDR. The final standard does not change the long-standing guidance that a restructuring of a debt constitutes a TDR “if the creditor for economic or legal reasons related to the debtor’s financial difficulties grants a concession to the debtor that it would not otherwise consider.” In other words, the creditor must conclude that both the restructuring constitutes a concession, and the debtor is experiencing financial difficulties. The new guidance was effective for interim and annual periods beginning on or after June 15, 2011, and has been applied retrospectively to restructurings occurring on or after January 1, 2011. The adoption of this guidance did not have a material impact on the Corporation’s financial condition or results of operation and is presented in NOTE 6, herein.